CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 321,199	$ 461,912	$ 921,822
Restricted cash	323,503	364,605	466,912
Real estate, net	10,634,713	10,826,010	12,013,167
Loans receivable, net ($0 and $45,423 at fair value, respectively)	1,596,673	1,659,217	3,223,762
Equity investments ($142,130 and $363,901 at fair value, respectively)	2,671,130	2,432,914	1,687,999
Debt securities, at fair value		96,833	348,342
Goodwill	1,514,561	1,514,561	1,514,561
Deferred leasing costs and intangible assets, net	396,058	445,930	764,000
Assets held for sale ($269,145 and $49,498 at fair value, respectively)	5,068,835	3,969,635	3,408,530
Other assets ($33,558 and $10,152 at fair value, respectively)	566,098	400,143	386,194
Due from affiliates	42,714	43,489	50,361
Total assets	23,221,033	22,215,249	24,785,650
Liabilities
Debt, net ($0 and $44,542 at fair value, respectively)	8,803,402	8,975,372	9,826,352
Accrued and other liabilities ($141,711 and $212,267 at fair value, respectively)	958,293	634,144	836,867
Intangible liabilities, net	128,327	147,470	179,047
Liabilities related to assets held for sale	2,024,111	1,218,495	1,348,112
Due to affiliates ($0 and $20,650 at fair value, respectively)		0	23,534
Dividends and distributions payable	83,996	84,013	188,202
Total liabilities	11,998,129	11,059,494	12,402,114
Commitments and contingencies (Note 24)
Redeemable noncontrolling interests	7,463	9,385	34,144
Stockholders’ equity:
Preferred stock, $0.01 par value per share; $1,436,605 and $1,636,605 liquidation preference, respectively; 250,000 shares authorized; 57,464 and 65,464 shares issued and outstanding, respectively	1,407,495	1,407,495	1,606,966
Additional paid-in capital	7,610,947	7,598,019	7,913,622
Distributions in excess of earnings	(2,176,730)	(2,018,302)	(1,165,412)
Accumulated other comprehensive income	22,138	13,999	47,316
Total stockholders’ equity	6,868,705	7,006,052	8,407,925
Noncontrolling interests in investment entities	3,996,206	3,779,728	3,539,072
Noncontrolling interests in Operating Company	350,530	360,590	402,395
Total equity	11,215,441	11,146,370	12,349,392
Total liabilities, redeemable noncontrolling interests and equity	23,221,033	22,215,249	24,785,650
Class A Common Stock
Stockholders’ equity:
Common stock, $0.01 par value per share	4,848	4,834	5,426
Class B Common Stock
Stockholders’ equity:
Common stock, $0.01 par value per share	$ 7	$ 7	$ 7